SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Right-of-use asset, net	$ 228,439
Current operating lease liabilities	78,734
Non-current operating lease liabilities	156,551
Operating lease liabilities	$ 235,285